Income Taxes Unrecognized tax benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits	$ 31,977	$ 34,040
Additions based on tax positions taken in the current year	2,342	2,304
Reductions for tax positions taken in prior years	(1,123)
Additions for tax positions taken in prior years		(254)
Reductions for remeasurements, settlements and payments	(3,919)	(3,306)
Reductions due to statute expiration	(1,940)	(807)
Gross unrecognized tax benefits	$ 27,337	$ 31,977